Contingent liabilities and provisions	9 Months Ended
Jul. 31, 2025
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Contingent liabilities and provisions
Note 13. Contingent liabilities and provisions
Legal proceedings and other contingencies
In the ordinary course of its business, CIBC is a party to a number of legal proceedings, including regulatory investigations, in which claims for substantial monetary damages are asserted against CIBC and its subsidiaries. Legal provisions are established if, in the opinion of management, it is both probable that an outflow of economic benefits will be required to resolve the matter, and a reliable estimate can be made of the amount of the obligation. If the reliable estimate of probable loss involves a range of potential outcomes within which a specific amount appears to be a better estimate, that amount is accrued. If no specific amount within the range of potential outcomes appears to be a better estimate than any other amount, the mid-point in the range is accrued. In some instances, however, it is not possible either to determine whether an obligation is probable or to reliably estimate the amount of loss, in which case no accrual can be made.
While there is inherent difficulty in predicting the outcome of legal proceedings, based on current knowledge and in consultation with legal counsel, we do not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on our interim consolidated financial statements. However, the outcome of these matters, individually or in aggregate, may be material to our operating results for a particular reporting period. We regularly assess the adequacy of CIBC’s litigation accruals and make the necessary adjustments to incorporate new information as it becomes available.
The provisions disclosed in Note 21 to the consolidated financial statements included in our 2024 Annual Report included all of CIBC’s accruals for legal matters as at that date, including amounts related to the significant legal proceedings described in that note and to other legal matters. Tax examinations and disputes are excluded. Income tax matters are addressed in Note 18 to the consolidated financial statements included in our 2024 Annual Report and Note 11 to our interim consolidated financial statements.
CIBC considers losses to be reasonably possible when they are neither probable nor remote. It is reasonably possible that CIBC may incur losses in addition to the amounts recorded when the loss accrued is the mid-point of a range of reasonably possible losses, or the potential loss pertains to a matter in which an unfavourable outcome is reasonably possible but not probable.
CIBC believes the estimate of the aggregate range of reasonably possible losses, in excess of the amounts accrued, for its significant legal proceedings, where it is possible to make such an estimate, is from nil to approximately $0.7 billion as at July 31, 2025. This estimated aggregate range of reasonably possible losses is based upon currently available information for those significant proceedings in which CIBC is involved, taking into account CIBC’s best estimate of such losses for those cases for which an estimate can be made. CIBC’s estimate involves significant judgment, given the varying stages of the proceedings and the existence of multiple defendants in many of such proceedings whose share of the liability has yet to be determined. The range does not include potential punitive damages. The matters underlying the estimated range as at July 31, 2025, consist of the significant legal matters disclosed in Note 21 to the consolidated financial statements included in our 2024 Annual Report as updated below. The matters underlying the estimated range will change from time to time, and actual losses may vary significantly from the current estimate. For certain matters, CIBC does not believe that an estimate can currently be made as many of them are in preliminary stages and certain matters have no specific amount claimed. Consequently, these matters are not included in the range.
The following developments related to our significant legal proceedings occurred since the issuance of our 2024 annual consolidated financial statements:
•
Quantum Biopharma v. CIBC World Markets Inc., et al.:
In January 2025, CIBC World Markets Inc. filed motions to dismiss. In May 2025, Quantum Biopharma filed an amended complaint. The defendants filed motions to dismiss in June 2025.

•
Salko v. CIBC Investor Services Inc., CIBC World Markets Inc., et al.:
In January 2025, the Quebec Court of Appeal dismissed the plaintiff’s appeal of the certification decision. The class action continues to be certified against CIBC Investor Services Inc. and other defendants, but is dismissed against CIBC World Markets Inc.

•
Pope v. CIBC, CIBC Trust Corporation, and CIBC Asset Management Inc.:
In March 2025, the plaintiffs served an Amended Statement of Claim. The application for certification as a class action has been scheduled for January 2026.

•
Order Execution Only Class Actions
: In July 2025, settlement agreements were reached in the
Pozgaj
and
Woodard
actions, subject to court approval. Pursuant to the proposed settlements, CIBC will pay the plaintiffs in the
Pozgaj
action $26 million and pay the plaintiffs in the
Woodard
action $11 million. The settlement approval motion in
Pozgaj
is scheduled for November 2025.

•
The Registered Retirement Savings Plan (RRSP) of J.T.G v. His Majesty The King
: In July 2025, the Federal Court of Appeal dismissed the RRSP’s appeal of assessments issued under Part I, allowed the RRSP’s appeal of the assessments under Part XI.1 and vacated the related assessments, and reinstated the assessments of Part I tax for the 2005 taxation year that were vacated by the Tax Court of Canada. The parties to the appeal have until September 29, 2025 to seek leave from the Supreme Court of Canada to appeal the decision.

•
Reale v. CIBC:
In June 2025, CIBC was served in Ontario with a proposed national class action. The action, which seeks $2 billion in damages on behalf of current and former employees alleges CIBC miscalculated various wages, including base salary, vacation pay, holiday pay and severance pay.

Other than the items described above, there are no significant developments in the matters identified in Note 21 to the consolidated financial statements included in our 2024 Annual Report, and no new significant legal proceedings have arisen since the issuance of our 2024 annual consolidated financial statements.